UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012




[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

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       SEMIANNUAL REPORT
       USAA GROWTH & INCOME FUND
       FUND SHARES o ADVISER SHARES
       JANUARY 31, 2012

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           8

SHAREHOLDER VOTING RESULTS                                                   13

FINANCIAL INFORMATION

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              47

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA GROWTH & INCOME FUND (THE FUND) IS AN EQUITY FUND WITH AN INVESTMENT OBJECTIVE OF CAPITAL GROWTH AND A SECONDARY INVESTMENT OBJECTIVE OF CURRENT INCOME.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities including securities issued in emerging markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                Wellington Management Company, LLP

   AZIZ V. HAMZAOGULLARI, CFA                    MATTHEW E. MEGARGEL, CFA
                                                 FRANCIS J. BOGGAN, CFA
Barrow, Hanley, Mewhinney & Strauss, LLC         JEFF L. KRIPKE

   MARK GIAMBRONE, CPA
   JAMES P. BARROW                            UBS Global Asset Management
   RAY NIXON, Jr.                             (Americas) Inc.
   ROBERT J. CHAMBERS, CFA
   TIMOTHY J. CULLER, CFA                        JOHN C. LEONARD, CFA
                                                 THOMAS M. COLE, CFA
                                                 THOMAS J. DIGENAN, CFA, CPA

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o   HOW DID THE USAA GROWTH & INCOME FUND (THE FUND SHARES) PERFORM?

    For the six-month period ended January 31, 2012, the Fund Shares had a total return of 1.44%. This compares to returns of 2.12% for the Russell 3000(R) Index (the Index) and -1.03% for the Lipper Multi-Cap Core Funds Index.

    The Fund has four subadvisers. Wellington Management Company, LLP (Wellington Management) manages in a core style against the Index. UBS Global Asset Management (Americas) Inc. (UBS) uses a core U.S. large-cap equity strategy, also managing against the Index.

    The unmanaged Russell 3000(R) Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russel 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower FORECASTED GROWTH VALUES.

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA GROWTH & INCOME FUND
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    Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS) is a value-oriented manager, managing against the Russell 3000 Value(R) Index. Loomis, Sayles & Company L.P. (Loomis Sayles) is a growth-oriented manager, managing against the Russell 3000 Growth(R) Index.

o   HOW DID THE WELLINGTON MANAGEMENT PORTION PERFORM?

    For the six-month period, the Wellington Management portfolio underperformed the Index, as weak stock selection in energy, consumer discretionary, and health care offset stronger performance in industrials. Sector positioning also detracted from relative performance. Individual detractors from performance included Alpha Natural Resources, Inc., a U.S.-based coal producer; ITT Corp., a provider of post-secondary degree programs in the United States, and the retailer Guess?, Inc. The portfolio's top relative and absolute contributors included WESCO International, Inc., an industrial distributor; the insurance holding AFLAC, Inc. and the technology hardware company Cisco Systems, Inc.

o   HOW IS WELLINGTON MANAGEMENT POSITIONED?

    From a sector perspective, we continue to be overweight in the information technology, industrials, and energy sectors. Within technology, we believe that valuations are attractive relative to earnings growth, especially after adjusting for cash on balance sheets. Trends in technology, including cloud computing, mobility, and data storage, are creating secular growth opportunities that should help drive sustained earnings growth. As of the end of the period, our exposure to industrials continued to be tilted toward aerospace companies. Within energy, we favored select exploration and production companies. Additionally, we ended the period most underweight in the financials sector. While capital ratios have improved and many U.S. large-cap financials probably have seen the worst, the

    You will find a complete list of securities that the Fund owns on pages
    14-25.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    sector still has many challenges, as the group may face some headwinds in the near term due to continued weakness in the U.S. housing market, ongoing regulatory concerns, and fears regarding potential exposure to financial contagion from European banks. We also ended the period underweight more defensively-oriented sectors such as consumer staples and utilities, where we see fewer attractive growth opportunities relative to current valuations.

o   HOW DID THE UBS PORTION PERFORM?

    We outperformed the Index over the six-month period, with stock selection the most important contributor, and sector allocation adding modestly to results. Stock selection within health care, information technology, materials, and industrials contributed strongly to performance. In contrast, stock selection within energy, consumer discretionary, and financials detracted significantly. From a sector standpoint, underweight postions in consumer staples and utilities helped performance. This was partly offset by overweight postions in the financials and industrials sectors, which detracted modestly during the period.

    In terms of individual holdings, Pharmasset, Inc. (Pharmasset)* was by far the largest contributor within our portion of the Fund. Shares of Pharmasset rocketed on news that Gilead Sciences, Inc., the largest producer of HIV medicines, had agreed to purchase Pharmasset. Other individual contributors included Textron, Inc. and Skyworks Solutions, Inc. On the negative side, positions in Ultra Petroleum Corp. (Ultra) and Citigroup, Inc. (Citigroup) detracted from relative return. Ultra is our only "pure play" gas holding, and weak natural gas prices have represented a headwind for the company. However, we believe that Ultra should recover as industry gas volumes decline later in 2012. Additionally, Citigroup moved lower as the euro zone crisis intensified amid uncertainty over the macroeconomic outlook.

    *Pharmasset was acquired by Gilead Sciences, Inc. as of January 18, 2012.

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4  | USAA GROWTH & INCOME FUND
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o   HOW IS THE UBS PORTION POSITIONED?

    Our portion of the portfolio remains focused on stock selection, with sector positioning primarily driven by bottom-up selection. Our portfolio is somewhat aggressively positioned overall. We are underweight in consumer staples, telecoms, and information technology. In addition, we are overweight in health care and are positive regarding domestic demand beneficiaries (the financials and consumer discretionary sectors), which we believe are more resilient given structural growth drivers. We also see attractive valuations within the financials sector, and expect more clarity regarding the regulatory environment for financials going forward.

o   HOW DID THE VALUE-ORIENTED BHMS PORTION PERFORM?

    In keeping with our bottom-up approach to investing, the Fund's relative performance was helped most by strong stock selection, especially within the energy, industrials, and financials sectors. In terms of sector weightings, a higher-than-benchmark exposure to industrials was the leading contributor. On the downside, selection within the consumer discretionary sector constrained returns, mostly the result of holding a pair of cruise operators whose stocks were negatively impacted by the January cruise ship disaster off the coast of Italy. An overweight allocation to health care also detracted. The sector has been hurt by decreased utilization rates as patients delay seeing doctors/seeking treatment in an environment of weak employment. We expect conditions in the sector to improve over the next few quarters.

o   WHAT IS BHMS' OUTLOOK?

    We continue to take a bottom-up approach to selecting stocks based on individual company fundamentals. For some time, the companies we talk to have been reporting that business conditions are constructive and that growth plans remain in place. In assessing individual company prospects and valuation targets, we are assuming negative

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    growth in Europe but continue to expect positive growth in the United
    States and emerging markets. The fourth quarter of 2011 saw investors respond positively to more cyclical stocks as economic data came in above expectations, not only in the United States, but also for China and even Europe. In this vein, the Fund remains overweight in the industrials, information technology, and health care sectors. While underweight financials, the Fund has significant exposure to lending-based institutions with the potential to rebound off of recent lows as the economic backdrop continues to improve.

o   HOW DID THE GROWTH-ORIENTED LOOMIS SAYLES PORTION PERFORM?

    Our portion of the Fund performed essentially in line with its benchmark during the period. Our objective is to invest in high-quality businesses with a sustainable competitive advantage and profitable growth that trade at a significant discount to intrinsic value. Our stock selection in the information technology sector contributed the most to relative performance, as did our underweight position in the energy sector. Stock selection in financials and consumer staples detracted from relative performance.

    On an individual stock level, top positive contributors included Cisco Systems, Inc., Visa, Inc. "A", and VistaPrint N.V. Detractors included Amazon.com, Inc., Schlumberger Ltd., and Danone S.A. ADR. We added to a number of positions during the period, including SEI Investments Co., Greenhill & Co., Inc., and Blue Nile, Inc. as we sought to take advantage of price weakness. We believe that these companies possess a strong and durable competitive advantage with secular growth drivers and low embedded expectations, creating the potential for long-term investment opportunities. We also initiated positions in Lowe's Companies, Inc. and sold our holdings in Biogen Idec, Inc. as we believe that the stock had reached its intrinsic value.

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6  | USAA GROWTH & INCOME FUND

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o   HOW IS LOOMIS SAYLES POSITIONED?

    Our investment process is characterized by bottom-up fundamental research and a long-term time horizon. The nature of our process -- where sector positioning is derived from our fundamental research -- leads us to a comparatively lower portfolio turnover. As of period end, this has resulted in overweight positions in the information technology and financials sectors, with underweights to industrials, energy, consumer discretionary, consumer staples, and materials sectors. In line with our investment process, we avoid making investment decisions based on macroeconomic factors, and remain committed to our long-term investment approach, with a focus on bottom-up company fundamentals.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA GROWTH & INCOME FUND SHARES (Symbol: USGRX)


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                                        1/31/12                    7/31/11
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Net Assets                          $1,156.6 Million          $1,153.2 Million
Net Asset Value Per Share                $15.38                    $15.24


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
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   7/31/11 to 1/31/12*          1 Year            5 Years          10 Years

            1.44%               1.03%              -0.30%            3.11%


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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
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   1 Year                       5 Years                            10 Years

   -2.52%                        -0.85%                              2.36%


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                              EXPENSE RATIO AS OF 7/31/11**
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                                          0.98%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA GROWTH & INCOME FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER MULTI-CAP       RUSSELL 3000(R)       USAA GROWTH & INCOME
                  CORE FUNDS INDEX            INDEX                FUND SHARES
 1/31/2002           $10,000.00            $10,000.00              $10,000.00
 2/28/2002             9,819.38              9,795.51                9,887.51
 3/31/2002            10,216.79             10,225.00               10,180.65
 4/30/2002             9,782.52              9,688.55                9,673.87
 5/31/2002             9,702.39              9,576.30                9,595.04
 6/30/2002             8,942.27              8,886.95                8,902.63
 7/31/2002             8,237.04              8,180.41                8,254.24
 8/31/2002             8,289.16              8,219.06                8,282.43
 9/30/2002             7,526.86              7,355.48                7,453.40
10/31/2002             8,003.44              7,941.17                7,961.20
11/30/2002             8,490.82              8,421.70                8,531.06
12/31/2002             8,002.94              7,945.58                8,001.14
 1/31/2003             7,867.80              7,751.15                7,764.11
 2/28/2003             7,731.97              7,623.63                7,631.15
 3/31/2003             7,756.98              7,703.80                7,673.74
 4/30/2003             8,360.25              8,332.88                8,240.88
 5/31/2003             8,925.61              8,835.89                8,744.36
 6/30/2003             9,058.87              8,955.13                8,911.55
 7/31/2003             9,233.90              9,160.56                9,125.80
 8/31/2003             9,517.84              9,363.56                9,322.68
 9/30/2003             9,391.24              9,261.90                9,187.78
10/31/2003             9,950.54              9,822.42                9,790.64
11/30/2003            10,105.90              9,957.72                9,935.56
12/31/2003            10,508.82             10,413.18               10,339.18
 1/31/2004            10,755.72             10,630.41               10,484.23
 2/29/2004            10,922.77             10,773.62               10,646.69
 3/31/2004            10,798.79             10,645.74               10,494.70
 4/30/2004            10,571.43             10,425.62               10,308.95
 5/31/2004            10,698.04             10,577.14               10,436.65
 6/30/2004            10,934.86             10,787.36               10,736.20
 7/31/2004            10,486.51             10,379.43               10,289.10
 8/31/2004            10,478.79             10,422.17               10,236.84
 9/30/2004            10,702.87             10,582.38               10,413.42
10/31/2004            10,864.34             10,756.19               10,500.59
11/30/2004            11,409.70             11,256.21               11,029.39
12/31/2004            11,810.89             11,657.28               11,438.66
 1/31/2005            11,542.19             11,346.79               11,190.40
 2/28/2005            11,775.55             11,596.57               11,395.21
 3/31/2005            11,590.41             11,400.43               11,212.88
 4/30/2005            11,274.91             11,152.74               10,976.82
 5/31/2005            11,736.59             11,575.33               11,380.61
 6/30/2005            11,865.81             11,656.19               11,435.19
 7/31/2005            12,368.80             12,134.39               11,913.99
 8/31/2005            12,312.48             12,018.71               11,901.55
 9/30/2005            12,423.08             12,123.86               11,980.01
10/31/2005            12,166.22             11,896.79               11,693.74
11/30/2005            12,634.45             12,359.58               12,197.83
12/31/2005            12,781.92             12,370.67               12,227.21
 1/31/2006            13,256.66             12,783.99               12,651.12
 2/28/2006            13,203.96             12,806.72               12,565.01
 3/31/2006            13,498.24             13,028.09               12,680.85
 4/30/2006            13,665.46             13,169.43               12,846.65
 5/31/2006            13,192.09             12,747.80               12,229.86
 6/30/2006            13,153.21             12,770.35               12,251.92
 7/31/2006            12,995.59             12,758.39               12,059.13
 8/31/2006            13,303.15             13,070.50               12,172.15
 9/30/2006            13,588.81             13,363.09               12,571.67
10/31/2006            14,094.33             13,844.12               12,964.53
11/30/2006            14,428.14             14,145.35               13,330.76
12/31/2006            14,589.49             14,314.75               13,395.22
 1/31/2007            14,907.48             14,587.22               13,788.33
 2/28/2007            14,710.99             14,347.93               13,550.98
 3/31/2007            14,866.06             14,497.26               13,780.91
 4/30/2007            15,444.21             15,076.38               14,233.35
 5/31/2007            16,022.44             15,625.80               14,923.14
 6/30/2007            15,883.70             15,333.16               14,774.80
 7/31/2007            15,375.52             14,810.26               14,285.27
 8/31/2007            15,474.80             15,022.85               14,411.36
 9/30/2007            16,014.12             15,570.54               14,937.97
10/31/2007            16,336.85             15,856.17               15,420.08
11/30/2007            15,602.75             15,142.34               14,767.38
12/31/2007            15,460.39             15,050.71               14,666.98
 1/31/2008            14,592.15             14,138.46               13,647.49
 2/29/2008            14,207.66             13,699.33               13,159.16
 3/31/2008            14,007.72             13,618.16               12,970.68
 4/30/2008            14,711.75             14,299.19               13,716.02
 5/31/2008            15,072.33             14,592.13               14,067.28
 6/30/2008            13,870.63             13,387.98               12,980.98
 7/31/2008            13,667.65             13,281.20               12,749.18
 8/31/2008            13,798.11             13,487.47               12,852.20
 9/30/2008            12,259.61             12,219.32               11,503.29
10/31/2008             9,943.68             10,052.11                9,326.53
11/30/2008             9,075.92              9,258.60                8,457.54
12/31/2008             9,361.56              9,435.72                8,586.62
 1/31/2009             8,699.53              8,643.87                7,947.37
 2/28/2009             7,894.78              7,738.38                7,230.38
 3/31/2009             8,532.34              8,416.22                7,840.61
 4/30/2009             9,637.45              9,301.89                8,724.31
 5/31/2009            10,231.78              9,798.21                9,192.15
 6/30/2009            10,222.59              9,831.59                9,109.85
 7/31/2009            11,070.58             10,596.84                9,847.32
 8/31/2009            11,447.94             10,975.48               10,185.68
 9/30/2009            11,967.22             11,435.31               10,675.81
10/31/2009            11,617.32             11,141.20               10,432.58
11/30/2009            12,251.15             11,774.29               11,040.64
12/31/2009            12,666.27             12,109.82               11,357.45
 1/31/2010            12,200.21             11,673.29               10,913.59
 2/28/2010            12,611.14             12,069.04               11,331.34
 3/31/2010            13,386.91             12,829.71               12,031.03
 4/30/2010            13,647.45             13,106.58               12,240.11
 5/31/2010            12,573.50             12,071.20               11,229.54
 6/30/2010            11,946.78             11,377.25               10,550.92
 7/31/2010            12,719.55             12,167.08               11,397.44
 8/31/2010            12,151.86             11,594.34               10,760.37
 9/30/2010            13,260.67             12,689.05               11,862.51
10/31/2010            13,821.31             13,184.90               12,325.82
11/30/2010            13,872.07             13,261.01               12,343.31
12/31/2010            14,772.54             14,159.97               13,166.75
 1/31/2011            15,126.22             14,469.24               13,447.09
 2/28/2011            15,647.22             14,996.04               13,832.54
 3/31/2011            15,715.55             15,063.68               13,815.94
 4/30/2011            16,174.86             15,512.05               14,289.63
 5/31/2011            15,950.91             15,335.05               14,114.19
 6/30/2011            15,669.16             15,059.65               13,840.71
 7/31/2011            15,300.75             14,714.79               13,392.54
 8/31/2011            14,212.78             13,831.97               12,531.34
 9/30/2011            13,000.17             12,758.67               11,493.76
10/31/2011            14,437.30             14,227.10               12,902.96
11/30/2011            14,352.43             14,188.65               12,797.27
12/31/2011            14,357.76             14,305.27               12,834.31
 1/31/2012            15,143.79             15,027.15               13,585.11

                                   [END CHART]

             Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Shares to the following benchmarks:

o The unmanaged Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

o The unmanaged Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA GROWTH & INCOME FUND ADVISER SHARES* (Symbol: USGIX)

--------------------------------------------------------------------------------
                                        1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                           $6.2 Million                 $6.2 Million
Net Asset Value Per Share               $15.36                       $15.22

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
   7/31/11 to 1/31/12**           1 Year               Since Inception 8/01/10
            1.32%                 0.69%                         10.49%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
        1 Year                                     Since Inception 8/01/10
        -2.85%                                              6.77%

--------------------------------------------------------------------------------
                             EXPENSE RATIOS AS OF 7/31/11***
--------------------------------------------------------------------------------
   Before Reimbursement     1.83%                 After Reimbursement     1.30%

*The USAA Growth & Income Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.30% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA GROWTH & INCOME FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  RUSSELL 3000        LIPPER MULTI-CAP        USAA GROWTH & INCOME
                     INDEX            CORE FUNDS INDEX         FUND ADVISER SHARES
 7/31/2010         $10,000.00            $10,000.00                $10,000.00
 8/31/2010           9,529.27              9,553.69                  9,242.88
 9/30/2010          10,429.00             10,425.42                 10,181.90
10/31/2010          10,836.53             10,866.19                 10,572.36
11/30/2010          10,899.09             10,906.09                 10,594.88
12/31/2010          11,637.93             11,614.04                 11,294.92
 1/31/2011          11,892.12             11,892.10                 11,535.56
 2/28/2011          12,325.09             12,301.71                 11,858.92
 3/31/2011          12,380.68             12,355.43                 11,843.03
 4/30/2011          12,749.19             12,716.53                 12,249.34
 5/31/2011          12,603.72             12,540.46                 12,091.33
 6/30/2011          12,377.37             12,318.96                 11,856.29
 7/31/2011          12,093.93             12,029.32                 11,464.60
 8/31/2011          11,368.35             11,173.96                 10,726.40
 9/30/2011          10,486.22             10,220.62                  9,836.31
10/31/2011          11,693.10             11,350.48                 11,035.68
11/30/2011          11,661.50             11,283.76                 10,945.16
12/31/2011          11,757.35             11,287.94                 10,972.69
 1/31/2012          12,350.66             11,905.91                 11,615.47

                                   [END CHART]

             Data from 7/31/10 to 1/31/12.*

             See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund Adviser Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Multi-Cap Core Funds Index and the Russell 3000(R) Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

Cisco Systems, Inc. ......................................................  2.5%
Apple, Inc. ..............................................................  2.5%
Amazon.com, Inc. .........................................................  1.6%
Wells Fargo & Co. ........................................................  1.6%
Google, Inc. "A" .........................................................  1.6%
Oracle Corp. .............................................................  1.4%
JPMorgan Chase & Co. .....................................................  1.3%
Merck & Co., Inc. ........................................................  1.3%
Citigroup, Inc. ..........................................................  1.2%
QUALCOMM, Inc. ...........................................................  1.2%

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     21.1%
FINANCIALS                                                                 16.5%
HEALTH CARE                                                                13.4%
CONSUMER DISCRETIONARY                                                     12.3%
INDUSTRIALS                                                                11.6%
ENERGY                                                                      9.6%
CONSUMER STAPLES                                                            7.1%
MATERIALS                                                                   2.4%
MONEY MARKET INSTRUMENTS                                                    2.1%
UTILITIES                                                                   2.0%
TELECOMMUNICATION SERVICES                                                  1.1%
EXCHANGE-TRADED FUNDS*                                                      0.7%

                                   [END CHART]

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-25.

================================================================================

12  | USAA GROWTH & INCOME FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                        NUMBER OF SHARES VOTING
--------------------------------------------------------------------------
TRUSTEES                                FOR              VOTES WITHHELD
--------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393           63,843,596
Daniel S. McNamara                 6,665,041,690           59,613,299
Robert L. Mason, Ph.D.             6,673,454,396           51,200,593
Michael F. Reimherr                6,655,017,938           69,637,051
Paul L. McNamara                   6,652,482,258           72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137           74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (97.8%)

             COMMON STOCKS (97.1%)

             CONSUMER DISCRETIONARY (12.3%)
             ------------------------------
             ADVERTISING (0.3%)
    64,784   Omnicom Group, Inc.                                                        $    2,955
                                                                                        ----------
             APPAREL RETAIL (0.7%)
    62,200   Ann, Inc.*                                                                      1,509
    55,794   Buckle, Inc.                                                                    2,434
    62,200   Chico's FAS, Inc.                                                                 712
   103,505   Guess?, Inc.                                                                    3,105
    13,800   Ross Stores, Inc.                                                                 701
                                                                                        ----------
                                                                                             8,461
                                                                                        ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.8%)
   105,400   Coach, Inc.                                                                     7,383
    90,500   Hanesbrands, Inc.*                                                              2,227
                                                                                        ----------
                                                                                             9,610
                                                                                        ----------
             AUTO PARTS & EQUIPMENT (0.3%)
   119,200   Johnson Controls, Inc.                                                          3,787
                                                                                        ----------
             AUTOMOBILE MANUFACTURERS (0.5%)
   234,100   General Motors Co.*                                                             5,623
                                                                                        ----------
             AUTOMOTIVE RETAIL (0.3%)
    41,200   Advance Auto Parts, Inc.                                                        3,158
                                                                                        ----------
             BROADCASTING (0.3%)
   120,825   CBS Corp. "B"                                                                   3,441
                                                                                        ----------
             CABLE & SATELLITE (0.9%)
   406,715   Comcast Corp. "A"                                                              10,814
                                                                                        ----------
             CASINOS & GAMING (0.6%)
   433,400   International Game Technology                                                   6,904
                                                                                        ----------
             COMPUTER & ELECTRONICS RETAIL (0.5%)
   159,700   GameStop Corp. "A"*                                                             3,731
    44,800   Rent-A-Center, Inc.                                                             1,515
                                                                                        ----------
                                                                                             5,246
                                                                                        ----------

================================================================================

14  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             DEPARTMENT STORES (0.6%)
   110,400   Kohl's Corp.                                                               $    5,077
    48,190   Nordstrom, Inc.                                                                 2,380
                                                                                        ----------
                                                                                             7,457
                                                                                        ----------
             EDUCATION SERVICES (0.6%)
    67,600   Apollo Group, Inc. "A"*                                                         3,543
    57,280   ITT Educational Services, Inc.*                                                 3,773
                                                                                        ----------
                                                                                             7,316
                                                                                        ----------
             FOOTWEAR (0.1%)
    15,100   Deckers Outdoor Corp.*                                                          1,221
                                                                                        ----------
             GENERAL MERCHANDISE STORES (0.1%)
    26,700   Target Corp.                                                                    1,357
                                                                                        ----------
             HOME IMPROVEMENT RETAIL (0.6%)
    68,170   Home Depot, Inc.                                                                3,026
   137,022   Lowe's Companies, Inc.                                                          3,676
                                                                                        ----------
                                                                                             6,702
                                                                                        ----------
             HOMEBUILDING (0.1%)
    44,600   D.R. Horton, Inc.                                                                 621
                                                                                        ----------
             HOTELS, RESORTS & CRUISE LINES (1.0%)
   299,500   Carnival Corp.                                                                  9,045
    89,500   Royal Caribbean Cruises Ltd.                                                    2,432
                                                                                        ----------
                                                                                            11,477
                                                                                        ----------
             HOUSEWARES & SPECIALTIES (0.1%)
    51,600   Newell Rubbermaid, Inc.                                                           953
                                                                                        ----------
             INTERNET RETAIL (2.3%)
    95,233   Amazon.com, Inc.*                                                              18,517
   210,642   Blue Nile, Inc.*                                                                8,499
                                                                                        ----------
                                                                                            27,016
                                                                                        ----------
             LEISURE PRODUCTS (0.1%)
    33,965   Mattel, Inc.                                                                    1,053
                                                                                        ----------
             MOVIES & ENTERTAINMENT (1.2%)
   232,900   Time Warner, Inc.                                                               8,631
   110,600   Viacom, Inc. "B"                                                                5,203
                                                                                        ----------
                                                                                            13,834
                                                                                        ----------
             RESTAURANTS (0.2%)
    41,145   Starbucks Corp.                                                                 1,972
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             SPECIALIZED CONSUMER SERVICES (0.1%)
    11,550   Coinstar, Inc.*                                                            $      574
    85,900   Service Corp. International                                                       954
                                                                                        ----------
                                                                                             1,528
                                                                                        ----------
             Total Consumer Discretionary                                                  142,506
                                                                                        ----------
             CONSUMER STAPLES (7.1%)
             -----------------------
             DISTILLERS & VINTNERS (0.1%)
    15,900   Diageo plc ADR                                                                  1,409
                                                                                        ----------
             DRUG RETAIL (0.5%)
    75,700   CVS Caremark Corp.                                                              3,160
    78,800   Walgreen Co.                                                                    2,629
                                                                                        ----------
                                                                                             5,789
                                                                                        ----------
             FOOD RETAIL (0.5%)
   253,900   Kroger Co.                                                                      6,033
                                                                                        ----------
             HOUSEHOLD PRODUCTS (1.6%)
    47,276   Clorox Co.                                                                      3,246
    85,100   Colgate-Palmolive Co.                                                           7,720
   128,343   Procter & Gamble Co.                                                            8,091
                                                                                        ----------
                                                                                            19,057
                                                                                        ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
    32,700   Wal-Mart Stores, Inc.                                                           2,006
                                                                                        ----------
             PACKAGED FOODS & MEAT (2.2%)
   765,032   Danone S.A. ADR                                                                 9,486
   260,500   Kraft Foods, Inc. "A"                                                           9,977
   120,309   McCormick & Co., Inc.                                                           6,081
                                                                                        ----------
                                                                                            25,544
                                                                                        ----------
             SOFT DRINKS (0.5%)
    27,687   Coca-Cola Co.                                                                   1,869
    37,800   Cott Corp.*                                                                       266
    52,105   PepsiCo, Inc.                                                                   3,422
                                                                                        ----------
                                                                                             5,557
                                                                                        ----------
             TOBACCO (1.5%)
    83,600   Altria Group, Inc.                                                              2,374
    23,800   Imperial Tobacco Group plc ADR                                                  1,704
    24,400   Lorillard, Inc.                                                                 2,621
   101,675   Philip Morris International, Inc.                                               7,602
    71,500   Reynolds American, Inc.                                                         2,805
                                                                                        ----------
                                                                                            17,106
                                                                                        ----------
             Total Consumer Staples                                                         82,501
                                                                                        ----------

================================================================================

16  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             ENERGY (9.6%)
             -------------
             COAL & CONSUMABLE FUELS (0.5%)
    81,995   Alpha Natural Resources, Inc.*                                             $    1,650
   114,500   Peabody Energy Corp.                                                            3,903
                                                                                        ----------
                                                                                             5,553
                                                                                        ----------
             INTEGRATED OIL & GAS (3.2%)
    94,300   BP plc ADR                                                                      4,329
    12,700   Chevron Corp.                                                                   1,309
    63,200   ConocoPhillips                                                                  4,311
   162,315   Exxon Mobil Corp.                                                              13,592
   109,600   Hess Corp.                                                                      6,170
    39,600   Murphy Oil Corp.                                                                2,360
    45,500   Occidental Petroleum Corp.                                                      4,540
    37,805   Petroleo Brasileiro S.A. ADR                                                    1,155
                                                                                        ----------
                                                                                            37,766
                                                                                        ----------
             OIL & GAS DRILLING (1.7%)
    38,500   Atwood Oceanics, Inc.*                                                          1,770
   107,400   ENSCO International plc ADR                                                     5,654
   273,935   Noble Corp.*                                                                    9,544
    83,400   SeaDrill Ltd.                                                                   3,094
                                                                                        ----------
                                                                                            20,062
                                                                                        ----------
             OIL & GAS EQUIPMENT & SERVICES (1.9%)
    86,800   Baker Hughes, Inc.                                                              4,265
    31,000   Cameron International Corp.*                                                    1,649
   429,500   McDermott International, Inc.*                                                  5,223
    31,970   National-Oilwell Varco, Inc.                                                    2,365
   107,412   Schlumberger Ltd.                                                               8,074
                                                                                        ----------
                                                                                            21,576
                                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.0%)
    33,100   Apache Corp.                                                                    3,273
    60,700   EOG Resources, Inc.                                                             6,443
   103,000   Marathon Oil Corp.                                                              3,233
    34,500   Newfield Exploration Co.*                                                       1,305
   166,513   Ultra Petroleum Corp.*                                                          4,001
    96,550   Whiting Petroleum Corp.*                                                        4,836
                                                                                        ----------
                                                                                            23,091
                                                                                        ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   124,150   Spectra Energy Corp.                                                            3,909
                                                                                        ----------
             Total Energy                                                                  111,957
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             FINANCIALS (16.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.1%)
   154,595   Ameriprise Financial, Inc.                                                 $    8,278
    30,574   Franklin Resources, Inc.                                                        3,244
   224,000   Invesco Ltd. ADR                                                                5,056
   157,961   Legg Mason, Inc.                                                                4,023
   597,916   SEI Investments Co.                                                            10,984
    62,400   State Street Corp.                                                              2,445
    93,200   Waddell & Reed Financial, Inc. "A"                                              2,558
                                                                                        ----------
                                                                                            36,588
                                                                                        ----------
             CONSUMER FINANCE (2.1%)
   186,131   American Express Co.                                                            9,333
   132,700   Capital One Financial Corp.                                                     6,071
   131,100   Discover Financial Services                                                     3,563
   330,600   SLM Corp.                                                                       4,943
                                                                                        ----------
                                                                                            23,910
                                                                                        ----------
             DIVERSIFIED BANKS (2.1%)
   222,800   U.S. Bancorp                                                                    6,288
   624,660   Wells Fargo & Co.                                                              18,246
                                                                                        ----------
                                                                                            24,534
                                                                                        ----------
             INSURANCE BROKERS (0.3%)
    78,400   Willis Group Holdings Ltd. plc                                                  3,048
                                                                                        ----------
             INVESTMENT BANKING & BROKERAGE (1.8%)
    13,400   Goldman Sachs Group, Inc.                                                       1,493
   260,715   Greenhill & Co., Inc.                                                          12,139
   383,900   Morgan Stanley                                                                  7,160
                                                                                        ----------
                                                                                            20,792
                                                                                        ----------
             LIFE & HEALTH INSURANCE (1.4%)
   215,385   AFLAC, Inc.                                                                    10,388
   157,000   MetLife, Inc.                                                                   5,547
                                                                                        ----------
                                                                                            15,935
                                                                                        ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.7%)
   244,300   Bank of America Corp.                                                           1,742
   452,715   Citigroup, Inc.                                                                13,907
   413,000   JPMorgan Chase & Co.                                                           15,405
                                                                                        ----------
                                                                                            31,054
                                                                                        ----------
             PROPERTY & CASUALTY INSURANCE (0.6%)
   215,912   Assured Guaranty Ltd.                                                           3,349
    24,600   Chubb Corp.                                                                     1,658
   111,180   XL Group plc                                                                    2,254
                                                                                        ----------
                                                                                             7,261
                                                                                        ----------

================================================================================

18  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.6%)
   203,100   Fifth Third Bancorp                                                        $    2,642
    83,300   PNC Financial Services Group, Inc.                                              4,908
                                                                                        ----------
                                                                                             7,550
                                                                                        ----------
             REITs - MORTGAGE (0.4%)
   308,600   Annaly Capital Management, Inc.                                                 5,197
                                                                                        ----------
             REITs - RESIDENTIAL (0.2%)
    19,600   Essex Property Trust, Inc.                                                      2,822
                                                                                        ----------
             SPECIALIZED FINANCE (1.0%)
    16,800   CME Group, Inc.                                                                 4,024
   232,154   MSCI, Inc. "A"*                                                                 7,563
                                                                                        ----------
                                                                                            11,587
                                                                                        ----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   157,300   New York Community Bancorp, Inc.                                                1,996
                                                                                        ----------
             Total Financials                                                              192,274
                                                                                        ----------
             HEALTH CARE (13.4%)
             -------------------
             BIOTECHNOLOGY (2.1%)
   115,300   Acorda Therapeutics, Inc.*                                                      2,944
    40,700   Alexion Pharmaceuticals, Inc.*                                                  3,124
   149,525   Amgen, Inc.                                                                    10,154
   192,900   Amylin Pharmaceuticals, Inc.*                                                   2,745
   105,500   Gilead Sciences, Inc.*                                                          5,153
                                                                                        ----------
                                                                                            24,120
                                                                                        ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    99,610   Cardinal Health, Inc.                                                           4,286
                                                                                        ----------
             HEALTH CARE EQUIPMENT (3.4%)
   161,000   Baxter International, Inc.                                                      8,932
    40,610   Covidien plc                                                                    2,092
   344,179   Medtronic, Inc.                                                                13,275
   144,475   St. Jude Medical, Inc.                                                          6,026
   149,334   Zimmer Holdings, Inc.*                                                          9,072
                                                                                        ----------
                                                                                            39,397
                                                                                        ----------
             HEALTH CARE FACILITIES (0.5%)
   159,800   HCA Holdings, Inc.*                                                             3,906
    38,900   Universal Health Services, Inc. "B"                                             1,606
                                                                                        ----------
                                                                                             5,512
                                                                                        ----------
             HEALTH CARE SERVICES (0.2%)
    90,400   Omnicare, Inc.                                                                  2,968
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.6%)
    38,700   Agilent Technologies, Inc.*                                                $    1,644
    20,700   Bio-Rad Laboratories, Inc. "A"*                                                 2,102
    92,700   Bruker Corp.*                                                                   1,316
     9,600   Thermo Fisher Scientific, Inc.*                                                   508
    15,400   Waters Corp.*                                                                   1,333
                                                                                        ----------
                                                                                             6,903
                                                                                        ----------
             MANAGED HEALTH CARE (2.0%)
   138,600   CIGNA Corp.                                                                     6,213
    97,200   Coventry Health Care, Inc.*                                                     2,923
    14,500   Humana, Inc.                                                                    1,291
   180,100   UnitedHealth Group, Inc.                                                        9,327
    56,228   WellPoint, Inc.                                                                 3,617
                                                                                        ----------
                                                                                            23,371
                                                                                        ----------
             PHARMACEUTICALS (4.2%)
    42,200   Allergan, Inc.                                                                  3,710
    53,990   Eli Lilly and Co.                                                               2,146
   137,000   Hospira, Inc.*                                                                  4,721
    55,600   Johnson & Johnson                                                               3,665
   384,980   Merck & Co., Inc.                                                              14,729
    76,500   Mylan, Inc.*                                                                    1,587
   127,601   Novartis AG ADR                                                                 6,936
   204,986   Pfizer, Inc.                                                                    4,387
    43,100   Sanofi ADR                                                                      1,600
   129,100   Teva Pharmaceutical Industries Ltd. ADR                                         5,826
                                                                                        ----------
                                                                                            49,307
                                                                                        ----------
             Total Health Care                                                             155,864
                                                                                        ----------
             INDUSTRIALS (11.6%)
             -------------------
             AEROSPACE & DEFENSE (3.9%)
    67,600   BE Aerospace, Inc.*                                                             2,853
   150,440   Boeing Co.                                                                     11,160
    15,900   Exelis, Inc.                                                                      159
   128,700   General Dynamics Corp.                                                          8,901
    15,700   Goodrich Corp.                                                                  1,958
    99,485   Honeywell International, Inc.                                                   5,774
    43,200   L-3 Communications Holdings, Inc.                                               3,056
     3,650   Precision Castparts Corp.                                                         597
    74,507   Raytheon Co.                                                                    3,576
   274,600   Textron, Inc.                                                                   6,997
                                                                                        ----------
                                                                                            45,031
                                                                                        ----------

================================================================================

20  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             AIR FREIGHT & LOGISTICS (2.3%)
   222,454   Expeditors International of Washington, Inc.                               $    9,932
    83,700   FedEx Corp.                                                                     7,658
   124,173   United Parcel Service, Inc. "B"                                                 9,394
                                                                                        ----------
                                                                                            26,984
                                                                                        ----------
             BUILDING PRODUCTS (0.2%)
   195,900   Masco Corp.                                                                     2,364
                                                                                        ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     7,900   Cummins, Inc.                                                                     822
    41,850   Joy Global, Inc.                                                                3,795
                                                                                        ----------
                                                                                             4,617
                                                                                        ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    37,290   Belden, Inc.                                                                    1,462
    38,800   Emerson Electric Co.                                                            1,994
                                                                                        ----------
                                                                                             3,456
                                                                                        ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
    61,000   Manpower, Inc.                                                                  2,447
                                                                                        ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
   234,960   General Electric Co.                                                            4,396
                                                                                        ----------
             INDUSTRIAL MACHINERY (2.4%)
    52,800   Eaton Corp.                                                                     2,589
    40,610   Flowserve Corp.                                                                 4,474
   232,300   Illinois Tool Works, Inc.                                                      12,319
     7,950   ITT Corp.                                                                         173
    29,200   SPX Corp.                                                                       2,033
    90,400   Stanley Black & Decker, Inc.                                                    6,344
    15,900   Xylem, Inc.                                                                       412
                                                                                        ----------
                                                                                            28,344
                                                                                        ----------
             RESEARCH & CONSULTING SERVICES (0.5%)
    17,900   Dun & Bradstreet Corp.                                                          1,482
   114,050   Verisk Analytics, Inc. "A"*                                                     4,570
                                                                                        ----------
                                                                                             6,052
                                                                                        ----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    67,800   WESCO International, Inc.*                                                      4,263
                                                                                        ----------
             TRUCKING (0.6%)
   489,400   Hertz Global Holdings, Inc.*                                                    6,656
                                                                                        ----------
             Total Industrials                                                             134,610
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (21.1%)
             ------------------------------
             APPLICATION SOFTWARE (1.7%)
   285,000   Adobe Systems, Inc.*                                                       $    8,821
   115,855   FactSet Research Systems, Inc.                                                 10,232
    30,000   JDA Software Group, Inc.*                                                         884
                                                                                        ----------
                                                                                            19,937
                                                                                        ----------
             COMMUNICATIONS EQUIPMENT (4.1%)
 1,499,757   Cisco Systems, Inc.                                                            29,440
   179,700   JDS Uniphase Corp.*                                                             2,281
    80,810   Juniper Networks, Inc.*                                                         1,691
   236,108   QUALCOMM, Inc.                                                                 13,888
     9,900   Riverbed Technology, Inc.*                                                        237
                                                                                        ----------
                                                                                            47,537
                                                                                        ----------
             COMPUTER HARDWARE (3.0%)
    62,820   Apple, Inc.*                                                                   28,676
   223,300   Hewlett-Packard Co.                                                             6,248
                                                                                        ----------
                                                                                            34,924
                                                                                        ----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
   114,995   EMC Corp.*                                                                      2,962
    62,800   NetApp, Inc.*                                                                   2,370
                                                                                        ----------
                                                                                             5,332
                                                                                        ----------
             DATA PROCESSING & OUTSOURCED SERVICES (2.2%)
    55,427   Automatic Data Processing, Inc.                                                 3,036
    59,700   Fidelity National Information Services, Inc.                                    1,705
    40,500   Global Payments, Inc.                                                           2,026
   136,847   Visa, Inc. "A"                                                                 13,772
   291,555   Western Union Co.                                                               5,569
                                                                                        ----------
                                                                                            26,108
                                                                                        ----------
             ELECTRONIC MANUFACTURING SERVICES (0.3%)
   116,600   Molex, Inc.                                                                     3,083
                                                                                        ----------
             INTERNET SOFTWARE & SERVICES (2.7%)
    72,965   eBay, Inc.*                                                                     2,306
    31,446   Google, Inc. "A"*                                                              18,242
   293,153   VistaPrint N.V.*                                                               10,489
                                                                                        ----------
                                                                                            31,037
                                                                                        ----------
             IT CONSULTING & OTHER SERVICES (0.7%)
    83,300   iGATE Corp.*                                                                    1,518
    20,500   International Business Machines Corp.                                           3,948
   131,000   ServiceSource International*                                                    2,217
                                                                                        ----------
                                                                                             7,683
                                                                                        ----------

================================================================================

22  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             OFFICE ELECTRONICS (0.1%)
   219,400   Xerox Corp.                                                                $    1,700
                                                                                        ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    91,000   Applied Materials, Inc.                                                         1,118
                                                                                        ----------
             SEMICONDUCTORS (2.4%)
    14,465   Altera Corp.                                                                      575
    44,845   Analog Devices, Inc.                                                            1,755
   486,800   Atmel Corp.*                                                                    4,727
   121,400   Broadcom Corp. "A"*                                                             4,169
    59,200   Intel Corp.                                                                     1,564
   330,000   Intersil Corp. "A"                                                              3,716
    39,882   Linear Technology Corp.                                                         1,329
    62,800   Microchip Technology, Inc.                                                      2,318
   259,400   Skyworks Solutions, Inc.*                                                       5,598
    56,800   Texas Instruments, Inc.                                                         1,839
                                                                                        ----------
                                                                                            27,590
                                                                                        ----------
             SYSTEMS SOFTWARE (3.2%)
    26,000   BMC Software, Inc.*                                                               942
   441,509   Microsoft Corp.                                                                13,038
   565,729   Oracle Corp.                                                                   15,954
   414,400   Symantec Corp.*                                                                 7,123
                                                                                        ----------
                                                                                            37,057
                                                                                        ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    56,900   Arrow Electronics, Inc.*                                                        2,349
                                                                                        ----------
             Total Information Technology                                                  245,455
                                                                                        ----------
             MATERIALS (2.4%)
             ----------------
             DIVERSIFIED CHEMICALS (0.6%)
   203,800   Dow Chemical Co.                                                                6,829
                                                                                        ----------
             DIVERSIFIED METALS & MINING (0.1%)
     3,400   Freeport-McMoRan Copper & Gold, Inc.                                              157
    10,090   Rio Tinto plc ADR                                                                 610
                                                                                        ----------
                                                                                               767
                                                                                        ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    16,700   Agrium, Inc.                                                                    1,340
    39,640   Potash Corp. of Saskatchewan, Inc.                                              1,853
                                                                                        ----------
                                                                                             3,193
                                                                                        ----------
             GOLD (0.3%)
    84,180   Barrick Gold Corp.                                                              4,147
                                                                                        ----------
             METAL & GLASS CONTAINERS (0.1%)
    54,000   Owens-Illinois, Inc.*                                                           1,299
                                                                                        ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             PAPER PACKAGING (0.2%)
    71,100   Sonoco Products Co.                                                        $    2,226
                                                                                        ----------
             SPECIALTY CHEMICALS (0.7%)
   176,700   Celanese Corp. "A"                                                              8,607
                                                                                        ----------
             STEEL (0.1%)
    13,400   Allegheny Technologies, Inc.                                                      608
                                                                                        ----------
             Total Materials                                                                27,676
                                                                                        ----------
             TELECOMMUNICATION SERVICES (1.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
   264,870   AT&T, Inc.                                                                      7,790
    71,600   Verizon Communications, Inc.                                                    2,696
                                                                                        ----------
                                                                                            10,486
                                                                                        ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    84,400   Vodafone Group plc ADR                                                          2,286
                                                                                        ----------
             Total Telecommunication Services                                               12,772
                                                                                        ----------
             UTILITIES (2.0%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
   120,500   Edison International                                                            4,945
    25,300   Entergy Corp.                                                                   1,755
   114,000   NextEra Energy, Inc.                                                            6,823
    45,700   Pinnacle West Capital Corp.                                                     2,160
                                                                                        ----------
                                                                                            15,683
                                                                                        ----------
             GAS UTILITIES (0.1%)
    17,100   ONEOK, Inc.                                                                     1,422
                                                                                        ----------
             MULTI-UTILITIES (0.5%)
   132,000   CenterPoint Energy, Inc.                                                        2,438
    32,100   Dominion Resources, Inc.                                                        1,606
    84,300   Xcel Energy, Inc.                                                               2,243
                                                                                        ----------
                                                                                             6,287
                                                                                        ----------
             Total Utilities                                                                23,392
                                                                                        ----------
             Total Common Stocks (cost: $983,661)                                        1,129,007
                                                                                        ----------

             EXCHANGE-TRADED FUNDS (0.7%)
    16,900   MidCap SPDR Trust Series 1                                                      2,873
    40,000   SPDR S&P 500 ETF Trust                                                          5,249
                                                                                        ----------
             Total Exchange-Traded Funds (cost: $7,532)                                      8,122
                                                                                        ----------
             Total Equity Securities (cost: $991,193)                                    1,137,129
                                                                                        ----------

================================================================================

24  | USAA GROWTH & INCOME FUND

================================================================================

--------------------------------------------------------------------------------------------------
                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
24,128,307   State Street Institutional Liquid Reserve Fund, 0.18%(a) (cost: $24,128)   $   24,128
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,015,321)                                       $1,161,257
                                                                                        ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                          $1,129,007                  $-             $-   $1,129,007
  Exchange-Traded Funds                       8,122                   -              -        8,122
Money Market Instruments:
  Money Market Funds                         24,128                   -              -       24,128
---------------------------------------------------------------------------------------------------
Total                                    $1,161,257                  $-             $-   $1,161,257
---------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

---------------------------------------------------------------------------------------------------
                                                                                      COMMON STOCKS
---------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                                  $ 280
Purchases                                                                                        -
Sales                                                                                          (20)
Transfers into Level 3                                                                           -
Transfers out of Level 3                                                                         -
Net realized gain (loss)                                                                      (578)
Change in net unrealized appreciation/depreciation                                             318
---------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 31, 2012                                                               $   -
---------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 6.8% of net assets at January 31, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    REIT   Real estate investment trust

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

26  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,015,321)         $1,161,257
  Receivables:
    Capital shares sold                                                          474
    USAA Asset Management Company (Note 7D)                                        9
    Dividends and interest                                                       796
    Securities sold                                                            7,904
                                                                          ----------
      Total assets                                                         1,170,440
                                                                          ----------
LIABILITIES
  Payables:
    Securities purchased                                                       5,413
    Capital shares redeemed                                                    1,530
  Accrued management fees                                                        581
  Accrued transfer agent's fees                                                   50
  Other accrued expenses and payables                                            110
                                                                          ----------
      Total liabilities                                                        7,684
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,162,756
                                                                          ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $1,240,741
  Accumulated overdistribution of net investment income                          (70)
  Accumulated net realized loss on investments                              (223,851)
  Net unrealized appreciation of investments                                 145,936
                                                                          ----------
        Net assets applicable to capital shares outstanding               $1,162,756
                                                                          ==========
  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $1,156,567/75,180 shares outstanding)      $    15.38
                                                                          ==========
    Adviser Shares (net assets of $6,189/403 shares outstanding)          $    15.36
                                                                          ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $18)                      $10,213
  Interest                                                                   18
  Securities lending (net)                                                   47
                                                                        -------
    Total income                                                         10,278
                                                                        -------
EXPENSES
  Management fees                                                         3,119
  Administration and servicing fees:
    Fund Shares                                                             810
    Adviser Shares                                                            4
  Transfer agent's fees:
    Fund Shares                                                           1,259
  Distribution and service fees (Note 7F):
    Adviser Shares                                                            7
  Custody and accounting fees:
    Fund Shares                                                             108
    Adviser Shares                                                            1
  Postage:
    Fund Shares                                                              56
  Shareholder reporting fees:
    Fund Shares                                                              28
  Trustees' fees                                                              7
  Registration fees:
    Fund Shares                                                              20
    Adviser Shares                                                           20
  Professional fees                                                          51
  Other                                                                      15
                                                                        -------
      Total expenses                                                      5,505
  Expenses paid indirectly:
    Fund Shares                                                              (5)
  Expenses reimbursed:
    Adviser Shares                                                          (13)
                                                                        -------
      Net expenses                                                        5,487
                                                                        -------
NET INVESTMENT INCOME                                                     4,791
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                       8,767
  Change in net unrealized appreciation/depreciation                      2,754
                                                                        -------
      Net realized and unrealized gain                                   11,521
                                                                        -------
  Increase in net assets resulting from operations                      $16,312
                                                                        =======

See accompanying notes to financial statements.

================================================================================

28  | USAA GROWTH & INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                           1/31/2012       7/31/2011
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                   $    4,791      $    8,158
  Net realized gain on investments                             8,767          66,719
  Change in net unrealized appreciation/depreciation
    of investments                                             2,754          99,460
                                                          --------------------------
    Increase in net assets resulting from operations          16,312         174,337
                                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                               (5,395)         (7,886)
    Adviser Shares*                                              (22)            (29)
                                                          --------------------------
    Distributions to shareholders                             (5,417)         (7,915)
                                                          --------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                 (7,470)        (43,412)
  Adviser Shares*                                                (19)          5,107
                                                          --------------------------
    Total net decrease in net assets from capital
      share transactions                                      (7,489)        (38,305)
                                                          --------------------------
  Net increase in net assets                                   3,406         128,117
NET ASSETS
  Beginning of period                                      1,159,350       1,031,233
                                                          --------------------------
  End of period                                           $1,162,756      $1,159,350
                                                          ==========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                           $      (70)     $      556
                                                          ==========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objectives are capital growth and, secondarily, current income.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

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30  | USAA GROWTH & INCOME FUND

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A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to

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                                             NOTES TO FINANCIAL STATEMENTS |  31

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         adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they

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32  | USAA GROWTH & INCOME FUND

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         are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment

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                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

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34  | USAA GROWTH & INCOME FUND

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    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, brokerage commission recapture credits and custodian and other bank credits reduced the Fund Shares' and Adviser Shares' expenses by $5,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these

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                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $3,000, which represents 2.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

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36  | USAA GROWTH & INCOME FUND

================================================================================

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $221,038,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

  PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
-------------------------------------------
   EXPIRES                        BALANCE
-----------                  ------------
    2017                     $ 55,396,000
    2018                      165,642,000
                             ------------
                    Total    $221,038,000
                             ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31,

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                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $265,907,000 and $282,586,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $185,780,000 and $39,844,000, respectively, resulting in net unrealized appreciation of $145,936,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional

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38  | USAA GROWTH & INCOME FUND

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collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $47,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED              YEAR ENDED
                                         1/31/2012               7/31/2011
---------------------------------------------------------------------------------
                                    SHARES       AMOUNT      SHARES      AMOUNT
                                    ---------------------------------------------
FUND SHARES:
Shares sold                          5,072      $ 72,136      10,358    $ 155,559
Shares issued from
  reinvested dividends                 381         5,303         519        7,751
Shares redeemed                     (5,954)      (84,909)    (14,166)    (206,722)
                                    ---------------------------------------------
Net decrease from capital
  share transactions                  (501)     $ (7,470)     (3,289)   $ (43,412)
                                    =============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                              2      $     28         407    $   5,153
Shares issued from
  reinvested dividends                   -             -           -            -
Shares redeemed                         (3)          (47)         (3)         (46)
                                    ---------------------------------------------
Net increase (decrease) from
  capital share transactions            (1)     $    (19)        404    $   5,107
                                    =============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business

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                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Multi-Cap Core Funds Index over the performance period. The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
------------------------------------------------------------------------------
+/- 1.00% to 4.00%                  +/- 0.04%
+/- 4.01% to 7.00%                  +/- 0.05%
+/- 7.01% and greater               +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

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40  | USAA GROWTH & INCOME FUND
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    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,119,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(136,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.03)% and (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management), Loomis, Sayles & Company, L.P. (Loomis Sayles), Barrow, Hanley, Mewhinney & Strauss, LLC (BHMS), and UBS Global Asset Management (Americas) Inc. (UBS), under which Wellington Management, Loomis Sayles, BHMS, and UBS direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Wellington Management manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $236,000.

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                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in an annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $241,000.

    The Manager (not the Fund) pays BHMS a subadvisory fee based on the aggregate net assets that BHMS manages in the USAA Value Fund and the USAA Growth & Income Fund combined, in an annual amount of 0.75% of the first $15 million of assets, 0.55% on assets over $15 million and up to $25 million, 0.45% on assets over $25 million and up to $100 million, 0.35% on assets over $100 million and up to $200 million, 0.25% on assets over $200 million and up to $1 billion, and 0.15% on assets over $1 billion. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to BHMS, of $315,000.

    The Manager (not the Fund) pays UBS a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that UBS manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to UBS, of $392,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $810,000 and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $16,000

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42  | USAA GROWTH & INCOME FUND
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================================================================================

    for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Adviser Shares to 1.30% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2012, the Adviser Shares incurred reimbursable expenses of $13,000, of which $9,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,259,000 and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

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                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 398,000 shares, which represent 98.7% of the Adviser Shares and 0.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

44  | USAA GROWTH & INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                    YEAR ENDED JULY 31,
                            --------------------------------------------------------------------------------
                                  2012           2011         2010         2009          2008           2007
                            --------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    15.24     $    13.06   $    11.35     $  14.86    $    19.26     $    18.14
                            --------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .06            .11          .08          .11           .12            .13
  Net realized and
    unrealized gain (loss)         .15           2.17         1.71        (3.51)        (1.80)          3.08
                            --------------------------------------------------------------------------------
Total from investment
  operations                       .21           2.28         1.79        (3.40)        (1.68)          3.21
                            --------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.07)          (.10)        (.08)        (.11)         (.11)          (.13)
  Realized capital gains             -              -            -            -         (2.61)         (1.96)
                            --------------------------------------------------------------------------------
Total distributions               (.07)          (.10)        (.08)        (.11)        (2.72)         (2.09)
                            --------------------------------------------------------------------------------
Net asset value at
  end of period             $    15.38     $    15.24   $    13.06     $  11.35    $    14.86     $    19.26
                            ================================================================================
Total return (%)*                 1.44          17.50        15.74(b)    (22.81)       (10.69)         18.46(a)
Net assets at end
  of period (000)           $1,156,567     $1,153,199   $1,031,233     $927,126    $1,292,943     $1,531,563
Ratios to average
  net assets:**
  Expenses (%)(c)                 1.01(d)         .98         1.04(b)      1.12          1.00            .99(a)
  Net investment income (%)        .89(d)         .72          .60          .99           .74            .57
Portfolio turnover (%)              25             52           91          100            83            119

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $1,072,955,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $167,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund
    Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios above.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)       (.01%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH
                                                     PERIOD ENDED         PERIOD ENDED
                                                      JANUARY 31,            JULY 31,
                                                          2012               2011***
                                                     ---------------------------------
Net asset value at beginning of period                  $15.22              $13.34
                                                        --------------------------
Income from investment operations:
  Net investment income                                    .04                 .05
  Net realized and unrealized gain                         .15                1.90
                                                        --------------------------
Total from investment operations                           .19                1.95
                                                        --------------------------
Less distributions from:
  Net investment income                                   (.05)               (.07)
                                                        --------------------------
Net asset value at end of period                        $15.36              $15.22
                                                        ==========================
Total return (%)*                                         1.32               14.65
Net assets at end of period (000)                       $6,189              $6,151
Ratios to average net assets:**(a)
  Expenses (%)(b)                                         1.30                1.30
  Expenses, excluding reimbursements (%)(b)               1.74                1.83
  Net investment income (%)                                .60                 .35
Portfolio turnover (%)                                      25                  52

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $5,733,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

46  | USAA GROWTH & INCOME FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                      BEGINNING            ENDING           DURING PERIOD*
                                    ACCOUNT VALUE       ACCOUNT VALUE      AUGUST 1, 2011 -
                                    AUGUST 1, 2011     JANUARY 31, 2012    JANUARY 31, 2012
                                    -------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00           $1,014.40            $5.11

Hypothetical
 (5% return before expenses)            1,000.00            1,020.06             5.13

ADVISER SHARES
Actual                                  1,000.00            1,013.20             6.58

Hypothetical
 (5% return before expenses)            1,000.00            1,018.60             6.60

* Expenses are equal to the Fund's annualized expense ratio of 1.01% for Fund Shares and 1.30% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account values are based on its actual total returns of 1.44% for Fund Shares and 1.32% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

48  | USAA GROWTH & INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

           [LOGO OF USAA]
               USAA(R)
   WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   23432-0312                                (C)2012, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.